7. INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Intangible Assets Tables
Schedule of Intangible Assets
	2013	2012
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(187,500)	(139,286)
Intangible assets, net	$712,500	$760,714

Intangible assets consist of the following:

	December 31,
	2012	2011
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(139,286)	(75,000)
Intangible assets, net	$760,714	$825,000

Estimated remaining amortization expense related to intangible assets with finite lives

The estimated remaining amortization expense related to intangible assets with finite lives for each of the five succeeding years and thereafter is as follows:

Year ending December 31:

2013	$64,286
2014	64,286
2015	64,286
2016	64,286
2017	64,286
Thereafter	439,284
$760,714